EQUIPMENT	12 Months Ended
Nov. 30, 2020
Property, plant and equipment [abstract]
EQUIPMENT [Text Block]

4. EQUIPMENT

	Computer	Furniture	Demo Equipment	Total

Cost:
Balance at November 30, 2018	$—	$—	$—	$—
Additions	1,720	12,453	—	14,173
Foreign currency translation adjustment	6	2	—	8
Balance at November 30, 2019	1,726	12,455	—	14,181
Additions	—	—	61,162	61,162
Foreign currency translation adjustment	(42)	(304)	(3,644)	(3,990)
Balance at November 30, 2020	$1,684	$12,151	$57,518	$71,353

Accumulated Amortization:
Balance at November 30, 2018	$—	$—	$—	$—
Amortization	474	1,245	—	1,719
Foreign currency translation adjustment	(1)	(1)	—	(2)
Balance at November 30, 2019	473	1,244	—	1,717
Amortization	702	2,283	—	2,985
Foreign currency translation adjustment	(41)	(126)	—	(167)
Balance at November 30, 2020	$1,134	$3,401	$—	$4,535

Net Book Value:
At November 30, 2019	$1,253	$11,211	$—	$12,464
At November 30, 2020	$550	$8,750	$57,518	$66,818

The Company's demo equipment is under construction as at November 30, 2020 and therefore, is not currently subject to amortization.